787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               Credit Suisse Opportunity Funds

Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 37 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 38 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: the Credit Suisse Liquid Alternative Fund (the “Fund”).

The investment objective of the Fund is to achieve investment results that correspond generally to the performance, before fees and expenses, of the Credit Suisse Liquid Alternative Beta Index (the “Index”).  The Fund employs a “passive” or indexing investment approach designed to track generally the performance of the Index. The Index seeks to approximate the aggregate returns of the universe of hedge funds, as represented by the Dow Jones Credit Suisse Hedge Fund Index (the “DJCS Hedge Fund Index”), using liquid investments. The DJCS Hedge Fund Index is a widely recognized asset-weighted benchmark that measures hedge fund performance.

The Trust filed Post-Effective Amendment No. 36 to the Trust’s Registration Statement under the 1933 Act on December 15, 2011 to add the Fund as a series of the Trust.  The Trust is filing the Amendment to add “red herring” language to the Fund’s prospectus and Statement of Additional Information.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on March 5, 2012.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                 Joanne Doldo, Esq., Credit Suisse Asset Management, LLC

Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP